ACQUISITION (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 20, 2017 CNY (¥)	Nov. 20, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 20, 2017 USD ($)
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					¥ 22,830
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					5,920
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					1,438
Payments to Acquire Businesses, Net of Cash Acquired			¥ 0	$ 0	833		¥ 0
Business Combination, Contingent Consideration, Liability, Noncurrent			1,322		6,766			$ 192
Bay State College [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%								100.00%
Business Combination, Consideration Transferred	¥ 22,830	$ 3,494
Payments to Acquire Businesses, Gross	16,064	$ 2,459			16,064	$ 2,459
Business Combination, Contingent Consideration, Liability	6,766								$ 1,036
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	7,358
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	5,920				5,920
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	¥ 1,438				¥ 1,438
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years 3 months 18 days	3 years 3 months 18 days			3 years 3 months 18 days	3 years 3 months 18 days
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					¥ 6,430
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					295
Cash Acquired from Acquisition					15,231	$ 2,331
Payments to Acquire Businesses, Net of Cash Acquired					¥ 833	$ 128
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			5,444
Business Combination, Contingent Consideration, Liability, Noncurrent			¥ 1,322					$ 192